SHARE-BASED COMPENSATION - Disclosure of DSUs and PSUs issued and outstanding (Details) - Share	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,123,000	2,354,000
Granted	198,000	572,000
Settled	(535,000)	(803,000)
Outstanding at ending balance	1,786,000	2,123,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,650,000	1,675,000
Granted	530,000	1,375,000
Settled	(400,000)	(400,000)
Outstanding at ending balance	2,780,000	2,650,000